Consolidated Statements of Cash Flows - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (129,220)	$ (187,413)	$ (14,408)
Adjustments for:
- Tax expense/(credit)	1,100	(333)	559
- Employee share grant and option expense	3,856	8,542	6,660
Non-executive director share grant and option expense	1,848	2,108	280
- Amortisation and depreciation	21,172	14,032	9,554
- Impairment of intangible assets	0	8	806
- Loss on disposal of plant and equipment and intangible assets	101	3	187
- Gain on lease modification	(194)	0	0
- Interest income	(1,716)	(456)	(477)
- Finance cost	2,396	13,909	16,446
- Impairment loss on financial assets	1,180	2,138	2,271
- Unrealised currency translation losses	2,384	245	1,000
- Fair value loss/(gain) of Series B, D1, E and F conversion option	0	124,146	(15,051)
- Fair value gain on warrant liabilities	(23,341)	0	0
- Fair value loss on contingent consideration	0	0	174
- Fair value gain on convertible notes option	0	0	(1,313)
- Share listing expense	104,950	0	0
Adjustments to reconcile profit (loss) other than changes in working capital	(15,484)	(23,071)	6,688
Change in working capital, net of effects from acquisition and disposal of subsidiaries
- Trade and other receivables	(3,239)	(1,676)	(3,803)
- Trade and other payables	(7,415)	14,891	(1,208)
- Deferred revenue	3,371	9,070	2,421
Cash (used in)/provided by operations	(22,767)	(786)	4,098
Interest received	1,704	440	471
Income tax paid	(1,586)	(2,104)	(1,895)
Net cash (used in)/provided by operating activities	(22,649)	(2,450)	2,674
Cash flows from investing activities
Additions to plant and equipment	(1,431)	(1,673)	(1,337)
Additions of intangible assets	(22,179)	(12,816)	(6,573)
Acquisition of subsidiaries, net of cash acquired	(2,234)	3,722	(2,385)
Payment of contingent consideration from acquisition of subsidiary	0	0	(12,167)
Proceeds from disposal of plant and equipment	31	13	48
Net cash used in investing activities	(25,813)	(10,754)	(22,414)
Cash flows from financing activities
Interest paid	(2,214)	(1,207)	(1,259)
Proceeds from loan advance	0	0	5,000
Proceeds from term loan	0	11,000	0
Repayments of borrowings	(17,057)	0	0
Borrowings transaction cost	0	(449)	0
Principal payment of lease liabilities	(4,324)	(4,062)	(3,807)
Proceeds from Reorganisation	142,145	0	0
Proceeds from the shares issued to PIPE investors	178,653	0	0
Transaction cost in relation to issuance of PIPE shares	(7,664)	0	0
Proceeds from issuance of preference shares	0	0	86,398
Proceeds from issuance of ordinary shares	1,733	80	2,114
Payment for legal and professional fees incurred for IPO	0	(4,020)	0
Repayment of convertible notes	0	(11,261)	0
Net cash provided by/(used in) financing activities	291,272	(9,919)	88,446
Net increase/(decrease) in cash and cash equivalents	242,810	(23,123)	68,706
Cash and cash equivalents
Beginning of financial year	70,236	93,359	24,653
Effects of currency translation on cash and cash equivalents	(3,813)	0	0
End of financial year	$ 309,233	$ 70,236	$ 93,359